INCOME TAX (Details 7) - Income Statement [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Disclosure Of Income Tax [Line Items]
December 31,2016	$ 729,250
Realization of Deferred Tax Assets	491,327
Increase In Deferred Tax Assets	321,297
December 31, 2017	559,220
December 31, 2016	(1,764,682)
Realization of Deferred Tax Liability	483,042
Increase In Deferred Tax Liability	502,935
December 31, 2017	(1,784,575)
Premises and Equipment [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	19,721
Realization of Deferred Tax Assets	7,258
Increase In Deferred Tax Assets	8,690
December 31, 2017	21,153
December 31, 2016	(230,202)
Realization of Deferred Tax Liability	29,875
Increase In Deferred Tax Liability	33,223
December 31, 2017	(233,550)
Employee benefits [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	152,070
Realization of Deferred Tax Assets	9,252
Increase In Deferred Tax Assets	18,706
December 31, 2017	161,524
Municipal tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	16,385
Realization of Deferred Tax Assets	16,385
Increase In Deferred Tax Assets	0
December 31, 2017	0
Impairment evaluation [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	252,181
Realization of Deferred Tax Assets	285,854
Increase In Deferred Tax Assets	238,583
December 31, 2017	204,910
December 31, 2016	(225,635)
Realization of Deferred Tax Liability	221,704
Increase In Deferred Tax Liability	2,481
December 31, 2017	(6,412)
Offset of tax credits [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	31,394
Realization of Deferred Tax Assets	200
Increase In Deferred Tax Assets	37,269
December 31, 2017	68,463
Financial obligations [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	59,967
Realization of Deferred Tax Assets	9,176
Increase In Deferred Tax Assets	1,072
December 31, 2017	51,863
Investment valuation [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	6,846
Realization of Deferred Tax Assets	6,846
Increase In Deferred Tax Assets	81
December 31, 2017	81
Foreclosed Assets [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	118,894
Realization of Deferred Tax Assets	119,177
Increase In Deferred Tax Assets	283
December 31, 2017	0
December 31, 2016	(25,160)
Realization of Deferred Tax Liability	6,733
Increase In Deferred Tax Liability	29,082
December 31, 2017	(47,509)
Other deductions [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	71,792
Realization of Deferred Tax Assets	37,179
Increase In Deferred Tax Assets	16,613
December 31, 2017	51,226
December 31, 2016	(138,235)
Realization of Deferred Tax Liability	63,114
Increase In Deferred Tax Liability	29,549
December 31, 2017	(104,670)
Leasing re-expression [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2016	(279,733)
Realization of Deferred Tax Liability	0
Increase In Deferred Tax Liability	175,877
December 31, 2017	(455,610)
Equity securities valuation [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2016	(153,886)
Realization of Deferred Tax Liability	73,171
Increase In Deferred Tax Liability	40,495
December 31, 2017	(121,210)
Derivatives valuation [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2016	(124,737)
Realization of Deferred Tax Liability	68,011
Increase In Deferred Tax Liability	0
December 31, 2017	(56,726)
Goodwill [member]
Disclosure Of Income Tax [Line Items]
December 31, 2016	(587,094)
Realization of Deferred Tax Liability	20,434
Increase In Deferred Tax Liability	192,228
December 31, 2017	$ (758,888)